Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in associates

Principal associates of HSBC
	2017		2016
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	18,057	10,491	15,765	10,207
The Saudi British Bank	3,618	4,320	3,280	3,999

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2017
	Footnote	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited	1	PRC	Banking services	19.03
The Saudi British Bank		Saudi Arabia	Banking services	40.00

1	People’s Republic of China.

	At 31 Dec 2017			At 31 Dec 2016
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
Bank of Communications Co., Limited	18.3	18.1	10.5	16.1	15.8	10.2

Selected balance sheet information of BoCom
	At 30 Sep
	2017	2016
	$m	$m
Cash and balances at central banks	146,029	137,844
Loans and advances to banks and other financial institutions	120,403	101,436
Loans and advances to customers	662,706	566,126
Other financial assets	386,067	311,207
Other assets	58,202	48,922
Total assets	1,373,407	1,165,535
Deposits by banks and other financial institutions	366,993	297,442
Customer accounts	747,882	680,915
Other financial liabilities	123,751	69,954
Other liabilities	32,568	27,860
Total liabilities	1,271,194	1,076,171
Total equity	102,213	89,364

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2017	2016
	$m	$m
Net interest income	19,080	20,614
Net fee and commission income	5,698	5,493
Loan impairment charges	(4,286)	(4,284)
Depreciation and amortisation	(1,342)	(1,216)
Tax expense	(2,234)	(2,800)
Profit for the year	10,288	10,151
Other comprehensive income	(624)	875
Total comprehensive income	9,664	11,026
Dividends received from BoCom	565	580

Movements in interests in associates and joint ventures
		2017	2016
	Footnote	$m	$m
At 1 Jan		20,029	19,139
Additions		60	76
Disposals		(67)	(25)
Share of results		2,375	2,354
Dividends		(740)	(751)
Exchange differences		1,144	(1,115)
Share of other comprehensive income of associates and joint ventures		(43)	54
Other movements		(14)	297
At 31 Dec	1	22,744	20,029

1	Includes goodwill of $521m (2016: $488m).
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	56, 188
Barrowgate Limited	24.64	189
BGF Group Limited	24.38	190
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00	191
CFAC Payment Scheme Limited	33.33	192
Chemi and Cotex Industries Limited	33.99	195
Corsair IV Financial Services Capital Partners	n/a	7, 219
Electronic Payment Services Company (Hong Kong) Limited	19.33	56, 69
EPS Company (Hong Kong) Limited	40.58	69
Guangzhou GuangZheng Hang Seng Securities Advisory Co. Ltd.	33.00	217
GZHS Research Co Ltd	20.50	197
Hang Seng Qianhai Fund Management Company Limited	43.50	9, 12, 198
HSBC Mortgage LLP	n/a	7, 200
HSBC TFS II 2005 LLC	20.00	32
InfraRed NF China Real Estate Investments LP	n/a	7, 214
Jeppe Star Limited	33.99	187
MENA Infrastructure Fund (GP) Ltd	33.33	203
Northstar Trade Finance Inc.	20.88	205
Novo Star Limited	33.99	206
PEF 2005 (A) & (D) Limited Partnership	n/a	7, 216
PEF 2010 (A) Limited Partnership	n/a	7, 216
Peregrine Capital Services Ltd	33.46	218
Quantexa Limited	10.00	56, 212
Services Epargne Entreprise SAS	14.35	56, 215
The London Gold Market Fixing Limited	25.00	210
The Saudi British Bank	40.00	211
Vizolution Limited	17.95	56, 213

Footnotes for Note 37
1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
Description of Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	This undertaking is a partnership and does not have share capital
8	Liquidating Share Class
9	In the prior period the Group disclosed the immediate parent company’s interest in this undertaking
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil.

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	• Decrease by 11 basis points
• Long-term asset growth rate	• Increase by 10 basis points
• Discount rate	• Increase by 13 basis points
• Loan impairment charge as a percentage of customer advances	• Increase by 2 basis points
• Risk-weighted assets as a percentage of total assets	• Increase by 63 basis points
• Cost-income ratio	• Increase by 46 basis points

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease In VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2017
Long-term profit growth rate	200	6.6	24.9	—	—	18.3
Long-term asset growth rate	(20)	0.5	18.9	200	(7.1)	11.2
Discount rate	(35)	0.7	19.1	65	(1.2)	17.1
Loan impairment charge as a percentage of customer advances	2017-20: 0.71% 2021 onwards: 0.70%	0.1	18.5	2017-20: 0.90% 2021 onwards: 0.77%	(1.3)	17.0
Risk-weighted assets as a percentage of total assets	(60)	0.2	18.6	30	(0.1)	18.2
Cost-income ratio	(173)	1.5	19.8	—	—	18.3

At 31 Dec 2016
Long-term profit growth rate	—	—	16.1	(150)	(3.3)	12.8
Long-term asset growth rate	(80)	1.8	17.8	—	—	16.1
Discount rate	(100)	2.3	18.4	—	—	16.1
Loan impairment charge as a percentage of customer advances	—	—	16.1	2016-19: 0.93% 2020 onwards: 0.80%	(1.1)	15.0
Risk-weighted assets as a percentage of total assets	(30)	0.1	16.2	170	(0.6)	15.5
Cost income ratio	(170)	0.9	17.0	250	(1.4)	14.7

Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2017	2016
	$m	$m
HSBC’s share of total shareholders’ equity	17,551	15,285
Goodwill and other intangible assets	506	480
Carrying amount	18,057	15,765

Summarised aggregate financial information for all associates excluding BoCom
	2017	2016
	$m	$m
Carrying amount	4,520	4,109
HSBC’s share of:
– total assets	20,625	20,757
– total liabilities	16,119	16,661
– revenues	1,051	923
– profit or loss from continuing operations	487	454

Movements in interests in associates and joint ventures

Movements in interests in associates and joint ventures
		2017	2016
	Footnote	$m	$m
At 1 Jan		20,029	19,139
Additions		60	76
Disposals		(67)	(25)
Share of results		2,375	2,354
Dividends		(740)	(751)
Exchange differences		1,144	(1,115)
Share of other comprehensive income of associates and joint ventures		(43)	54
Other movements		(14)	297
At 31 Dec	1	22,744	20,029

1	Includes goodwill of $521m (2016: $488m).
Joint Ventures
The undertakings below are Joint Ventures and equity accounted.

Joint Ventures	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HCM Holdings Limited	50.99		40
House Network Sdn Bhd	25.00		180
HSBC Jintrust Fund Management Company Limited	49.00		12, 181
HSBC Kingdom Africa Investments (Cayman) Limited	50.00		182
HSBC Life Insurance Company Limited	50.00		183
ProServe Bermuda Limited	50.00		184
Vaultex UK Limited	50.00		186
HSBC Saudi Arabia	49.40	(69.40)	201